Income Taxes - Net deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net loss carryforwards	$ 25,357	$ 13,996
Research and development tax credit carryforwards	4,910	3,857
Capitalized research and development costs	8,473	7,274
Accrued expenses	3,211	334
Deferred revenue	2,293	1,049
Other	43	304
Total deferred tax assets	44,287	26,814
Valuation allowance	(43,407)	(26,005)	$ (16,767)
Total deferred tax assets, net of valuation allowance	880	809
Deferred tax liabilities:
Depreciation	(864)	(542)
Other	(16)	(267)
Total deferred tax liabilities	(880)	(809)
Net deferred tax assets